Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash and cash equivalents	Cash and cash equivalents consisted of the following:

	At December 31,
	2023	2022
	(€ million)
Cash at banks	€8,981	€9,836
Money market securities measured at FVTPL	17,691	20,870
Other cash equivalents	16,997	15,727
Total Cash and cash equivalents	€43,669	€46,433